Intangible Assets - Intangible assets with determined useful life (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Mar. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Intangible assets with determined useful life
Balance at the beginning of the year		R$ 141,785	R$ 172,947
Acquisitions		7,217	8,054
Foreign currency translation adjustment		12,461	1,284
Amortization		(31,100)	(30,268)
Write-offs			(18,937)
Transfers and others		8,945	8,705
Book Balance		180,311	141,785
Balance at the end of the year		180,311	141,785
Facepa
Intangible assets with determined useful life
Acquisition of assets identified	R$ 211	53,477
Amortization		(12,699)
PCH Mucuri / Facepa
Intangible assets with determined useful life
Acquisition through business combination		766
Amortization		(541)
Cost
Intangible assets with determined useful life
Balance at the beginning of the year		317,482	318,376
Balance at the end of the year		400,348	317,482
Accumulated Depreciation and Amortization
Intangible assets with determined useful life
Balance at the beginning of the year		(175,698)	(145,429)
Balance at the end of the year		R$ (220,037)	(175,698)
Trademarks
Intangible assets with determined useful life
Useful life (years)		8 years 4 months 24 days
Balance at the beginning of the year		R$ 610	715
Amortization		(100)	(105)
Book Balance		19,477	610
Balance at the end of the year		19,477	610
Trademarks | Facepa
Intangible assets with determined useful life
Acquisition through business combination	21,598
Acquisition of assets identified		21,598
Amortization		(2,635)
Trademarks | PCH Mucuri / Facepa
Intangible assets with determined useful life
Acquisition through business combination		17
Amortization		(13)
Trademarks | Cost
Intangible assets with determined useful life
Balance at the beginning of the year		1,635	1,635
Balance at the end of the year		23,250	1,635
Trademarks | Accumulated Depreciation and Amortization
Intangible assets with determined useful life
Balance at the beginning of the year		(1,025)	(920)
Balance at the end of the year		R$ (3,773)	(1,025)
Softwares
Intangible assets with determined useful life
Useful life (years)		5 years
Balance at the beginning of the year		R$ 66,119	71,185
Acquisitions		7,217	8,054
Amortization		(23,390)	(21,825)
Transfers and others		8,945	8,705
Book Balance		59,112	66,119
Balance at the end of the year		59,112	66,119
Softwares | PCH Mucuri / Facepa
Intangible assets with determined useful life
Acquisition through business combination		749
Amortization		(528)
Softwares | Cost
Intangible assets with determined useful life
Balance at the beginning of the year		137,477	120,718
Balance at the end of the year		154,388	137,477
Softwares | Accumulated Depreciation and Amortization
Intangible assets with determined useful life
Balance at the beginning of the year		(71,358)	(49,533)
Balance at the end of the year		R$ (95,276)	(71,358)
Customer relationship
Intangible assets with determined useful life
Useful life (years)		2 years 6 months
Balance at the beginning of the year		R$ 0
Book Balance		19,003
Balance at the end of the year		19,003	0
Customer relationship | Facepa
Intangible assets with determined useful life
Acquisition through business combination	28,505
Acquisition of assets identified		28,505
Amortization		(9,502)
Customer relationship | Cost
Intangible assets with determined useful life
Balance at the end of the year		28,505
Customer relationship | Accumulated Depreciation and Amortization
Intangible assets with determined useful life
Balance at the end of the year		R$ (9,502)
Non-Compete
Intangible assets with determined useful life
Useful life (years)		5 years
Balance at the beginning of the year		R$ 0
Book Balance		2,812
Balance at the end of the year		2,812	0
Non-Compete | Facepa
Intangible assets with determined useful life
Acquisition through business combination	R$ 3,374
Acquisition of assets identified		3,374
Amortization		(562)
Non-Compete | Cost
Intangible assets with determined useful life
Balance at the end of the year		3,374
Non-Compete | Accumulated Depreciation and Amortization
Intangible assets with determined useful life
Balance at the end of the year		R$ (562)
R&D Agreements
Intangible assets with determined useful life
Useful life (years)		18 years 9 months 18 days
Balance at the beginning of the year		R$ 75,055	101,047
Foreign currency translation adjustment		12,461	1,284
Amortization		(7,610)	(8,339)
Write-offs			(18,937)
Book Balance		79,906	75,055
Balance at the end of the year		79,906	75,055
R&D Agreements | Cost
Intangible assets with determined useful life
Balance at the beginning of the year		178,370	196,023
Balance at the end of the year		190,831	178,370
R&D Agreements | Accumulated Depreciation and Amortization
Intangible assets with determined useful life
Balance at the beginning of the year		(103,315)	(94,976)
Balance at the end of the year		R$ (110,925)	R$ (103,315)